Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO Short Term Municipal Bond Exchange-Traded Fund), Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes))
0 Months Ended
May 31, 2013
(PIMCO Short Term Municipal Bond Exchange-Traded Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.58%
Since Inception (02/01/10)	1.34%